Shareholder Report, Average Annual Return (Details)	12 Months Ended	60 Months Ended	120 Months Ended
	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
Without Sales Load [Member] | C000023849
Average Annual Return [Line Items]
Average Annual Return, Percent	7.21%	(0.36%)	2.16%
Without Sales Load [Member] | C000028784
Average Annual Return [Line Items]
Average Annual Return, Percent	7.71%	0.15%	2.66%
Without Sales Load [Member] | C000028785
Average Annual Return [Line Items]
Average Annual Return, Percent	7.46%	(0.09%)	2.42%
Without Sales Load [Member] | C000074893
Average Annual Return [Line Items]
Average Annual Return, Percent	7.32%	(0.26%)	2.26%
Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Average Annual Return, Percent	7.30%	(0.36%)	2.01%
Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Average Annual Return, Percent	7.30%	(0.36%)	2.01%
Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Average Annual Return, Percent	7.30%	(0.36%)	2.01%
Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Average Annual Return, Percent	7.30%	(0.36%)	2.01%